EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2012
EARNINGS PER SHARE
EARNINGS PER SHARE

8.                                      EARNINGS PER SHARE

Basic earnings per share includes no dilution and is computed by dividing income or loss attributed to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if stock options were exercised or converted into common stock.  Potentially dilutive shares of 3,974,002 were excluded from the calculation of earning per share because they were anti-dilutive due to our net loss position for the quarter ended March 31, 2012.